Note 24 - Employee Benefits - Actuarial Assumptions (Details)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	2.90%	2.40%	3.10%
Inflation	[1]	2.00%	2.00%	2.00%
Future salary increases	[1]	1.00%	1.00%	1.00%
Future pension increases	[1]	2.50%	2.00%	2.00%
Medical cost trend rate	[1]	4.20%	4.50%	4.50%
Life expectancy for an over 65 years old male		85	84	83
Life expectancy for an over 65 years old female		87	86	86
Top of range [member]
Statement Line Items [Line Items]
Discount rate	[1]	10.00%	10.00%	9.70%
Inflation	[1]	3.50%	3.50%	3.80%
Future salary increases	[1]	7.10%	7.10%	7.10%
Future pension increases	[1]	3.80%	3.80%	3.80%
Medical cost trend rate	[1]	6.90%	6.90%	7.40%
Life expectancy for an over 65 years old male		87	87	87
Life expectancy for an over 65 years old female		89	89	89
Weighted average [member]
Statement Line Items [Line Items]
Dental claims trend rate	[1]	3.30%	3.30%	3.80%

[1]	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.